Subsequent Event (Details) - Subsequent Event - Finale Inventory $ in Millions	Aug. 01, 2025 USD ($)
Acquisition purchase price, net of cash acquired	$ 40.0
Maximum potential performance-based contingent consideration	$ 15.0
Period for revenue performance targets	2 years